As filed with the Securities and Exchange Commission on April 23, 2002

                                                              File Nos. 33-84450
                                                                        811-8782

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 12
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 13

                            THE MONTGOMERY FUNDS III
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                       Johanne Castro, Assistant Secretary
                              101 California Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)
                            -------------------------

                 It is proposed that this filing will become effective:

                    immediately upon filing pursuant to Rule 485(b)
                ---
                 X  on April 30, 2002 pursuant to Rule 485(b)
                ---
                    60 days after filing pursuant to Rule 485(a)(1)
                ---
                    75 days after filing pursuant to Rule 485(a)(2)
                ---
                    on ___________ pursuant to Rule 485(a)
                ---

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                                THAO H. NGO, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                         San Francisco, California 94105
                                 (415) 856-7000

                            THE MONTGOMERY FUNDS III

                    CONTENTS OF THE POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:

       Facing Sheet

       Contents of the Post-Effective Amendment

       Part A - Prospectus for Montgomery Variable Series: Growth Fund

       Part A - Prospectus for Montgomery Variable Series: Emerging Markets Fund

       Part B - Combined Statement of Additional Information for Montgomery
                Variable Series: Growth Fund and Montgomery Variable Series:
                Emerging Markets Fund

       Part C - Other Information

       Signature Page

       Exhibits


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                                     PART A

                                 PROSPECTUS FOR

                     MONTGOMERY VARIABLE SERIES: GROWTH FUND

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                                         Montgomery Variable Series: Growth Fund
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Prospectus

April 30, 2002


The Montgomery Funds III(SM)

MONTGOMERY VARIABLE SERIES: Growth Fund




The Montgomery Funds III has registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Fund.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





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                                         Montgomery Variable Series: Growth Fund
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--------------------
 How to Contact Us
--------------------

Montgomery Shareholder
Service Representatives:
800.572.FUND [3863]
Available 6:00 a.m. to 4:00 p.m.
Pacific time

Montgomery Web Site:
www.montgomeryasset.com

Address General
Correspondence to:
The Montgomery Funds III
101 California Street
San Francisco, CA
94111-9361



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                                         Montgomery Variable Series: Growth Fund
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TABLE OF CONTENTS

Objective..........................................................
Principal Strategy.................................................
Principal Risks....................................................
Past Fund Performance..............................................
Fees and Expenses..................................................
Portfolio Management...............................................
    Management Fees and Operating Expense Limits...................
Additional Investment Strategies and Related Risks.................
    General........................................................
    Mixed and Shared Funding.......................................
    Defensive Investments..........................................
    Portfolio Turnover.............................................
    Index Information..............................................
Financial Highlights...............................................
Account Information................................................
    How to Invest in the Fund......................................
    How to Redeem an Investment in the Fund........................
    Exchange Privileges and Restrictions...........................
    How Net Asset Value Is Determined..............................
    Dividends and Distributions....................................
    Effect of Distributions on the Fund's Net Asset Value..........
    How to Avoid "Buying a Dividend" ..............................
    Taxation.......................................................
    Privacy Notice.................................................
    Our Partners...................................................



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                                         Montgomery Variable Series: Growth Fund
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This prospectus contains important information about the investment objectives, strategies and risks of the Montgomery Variable Series: Growth Fund, a series of The Montgomery Funds III, that you should know before you invest in the Fund. Please read it carefully and keep it on hand for future reference.

Please be aware that the Fund:
o       Is not a bank deposit
o Is not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation
        (fdic)

You should also know that you could lose money by investing in the Fund.

Shares of the Fund are sold only to insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") owned by their respective policy or contract holders and to qualified pension and retirement plans. References to shareholders or investors in this prospectus are to the Accounts or qualified pension and retirement plans. The variable annuity and variable life insurance contracts involve fees and expenses not described in this prospectus. Please refer to the prospectuses related to those contracts.



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                                         Montgomery Variable Series: Growth Fund
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Montgomery Variable Series: Growth Fund

 Objective

 o     Long-term capital appreciation

Principal Strategy

Invests in U.S. growth companies.

Under normal conditions, the Fund may invest in the stocks of U.S. companies of any size, but invests primarily in those companies whose shares have a total stock market value (market capitalization) of at least $1 billion.

The Fund's strategy is to identify well-managed U.S. companies that are expected to increase their sales and corporate earnings on a sustained basis. The Fund leverages the strength of Montgomery's global research team, a centralized team of analysts and portfolio managers that support the firm's equity investment strategies through extensive, original, fundamental analysis. When evaluating investment opportunities, we favor companies that have a visible three-year growth plan, are reasonably valued relative to their peers, and demonstrate evidence of business momentum as a catalyst for growth and share-price appreciation. The Fund seeks to be fully invested and well diversified with high-quality holdings across a broad range of sectors.

Principal Risks

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies.



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                                         Montgomery Variable Series: Growth Fund
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Past Fund Performance The bar chart below shows the risks of investing in the
Fund and how the Fund's total return has varied from year to year. The table immediately below the bar chart shows the risks of investing in the Fund by comparing the Fund's performance with a commonly used index for its market segment. Fees and expenses involved with variable annuity and variable life insurance contracts are not included in the Fund's total return. The Fund's total return would be lower if those fees and expenses were included. Of course, past performance is no guarantee of future results.

  1997        1998        1999        2000         2001

--------------------------------------------------------------------------------
 _____
|     |                                                     During the five-year
|     |                   _____                             period described in
|     |                  |     |                            the bar chart to the
|     |                  |     |                            left, the Fund's
|     |                  |     |                            best quarter was
|     |                  |     |                            Q4 1998 (+18.65%)
|     |                  |     |                            and its worst
|     |                  |     |                            quarter was Q3 1998
|     |      _____       |     |                            (-20.04%).
|     |     |     |      |     |
|     |     |     |      |     |
--------------------------------------------------------------------------------
                                    |     |      |     |
                                    |     |      |     |
                                    |     |      |     |
                                    |_____|      |     |
                                                 |     |
                                                 |     |
                                                 |     |
                                                 |_____|

------------------------------------------------------------
 28.57%      2.93%        20.79%    -9.06%       -20.75%


2002 Return Through 3/31/02:  -3.18%     Average Annual Returns Through 12/31/01

Montgomery Variable Series: Growth Fund   -20.75%          2.87%          6.70%
S&P 500 Index**                           -11.88%         10.70%         12.21%*
Russell 1000 Growth Index**+              -20.42%          8.27%         10.16%*
--------------------------------------------------------------------------------
*  Calculated From 1/31/96                 1 Year        5 Years       Inception
** See page 9 for a description of this                                 (2/9/96)
   index.
+ The Fund is now also compared to this index because this index better reflects the Fund's large capitalization, growth-oriented strategy.

Shareholder Fees (fees paid directly from your investment)
   Redemption Fee                                                          0.00%
Annual Fund Operating Expenses (expenses that are
   deducted from Fund assets)++
   Management Fee                                                          1.00%
   Distribution/Service (12b-1) Fee                                        0.00%
   Other Expenses                                                          2.23%
--------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                    3.23%
      Fee Reduction and/or Expense Reimbursement                           1.95%
--------------------------------------------------------------------------------
   Net Expenses                                                            1.28%

++ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 1.25%. This contract has a one-year term renewable at the end of each fiscal year.



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                                         Montgomery Variable Series: Growth Fund
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Fees and Expenses
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads and does not charge shareholders for exchanging shares or reinvesting dividends.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

1 Year      3 Years     5 Years     10 Years
--------------------------------------------
 $130        $812       $1,519       $3,397

PORTFOLIO MANAGEMENT
Andrew Pratt, CFA                                       For financial highlights
For more details see page 8.                            see page 10.



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                                         Montgomery Variable Series: Growth Fund
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PORTFOLIO MANAGEMENT

The investment manager for the Fund is Montgomery Asset Management, LLC. Founded in 1990, Montgomery Asset Management is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany. As of March 31, 2002, Montgomery Asset Management managed approximately $2.5 billion on behalf of some 150,000 investors in The Montgomery Funds.

Montgomery Variable Series: Growth Fund

ANDREW PRATT

o Montgomery Variable Series: Growth Fund

CFA, Portfolio Manager. Mr. Pratt joined Montgomery in 1993 as part of the Growth Equity team, responsible for managing the Montgomery Growth and Mid Cap Funds. In 2000 he became portfolio manager of the Montgomery Variable Series:
Growth Fund. In addition, he has been managing U.S. equity portfolios for institutional clients. Prior to joining Montgomery, Mr. Pratt was with Hewlett-Packard as an equity analyst covering a variety of industry groups. While at HP he also managed a portfolio of small-cap technology companies and researched private placement and venture capital investments. Mr. Pratt holds a Bachelor of Business Administration degree from the University of Wisconsin and a Master of Science degree in Finance from Boston College.

Management Fees and Operating Expense Limits

The table below shows the management fee rate actually paid to Montgomery Asset Management over the past fiscal year and the contractual limits on total operating expenses for the Fund. The management fee amount shown may vary from year to year, depending on actual expenses. Actual fee rates may differ from the contractual rates to the extent Montgomery recouped previously deferred fees during the fiscal year.

                                   Lower of Total Expense Limit or
        Management Fees                 Actual Total Expenses
         (annual rate)                      (annual rate)
             1.00%                              1.25%

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS

General

Currently, the Fund invests at least 65% of its assets in the type of investment suggested by its name. Effective July 31, 2002, the Fund will increase this percentage to 80% to comply with SEC rules.

Mixed and Shared Funding

Shares of the Fund are sold to insurance company separate accounts that fund both variable life insurance contracts and variable annuity contracts (as well as to qualified pension and retirement plans). This is referred to as "mixed funding." In addition, shares of the Fund are sold to separate accounts of more than one insurance company. This is referred to as "shared funding." At this time the Fund does not foresee any disadvantage to any of the Fund's shareholders resulting from either mixed or shared funding. The Board of Trustees, however, will continue to review the Fund's mixed and shared funding to determine whether disadvantages to any shareholders could develop.




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                                         Montgomery Variable Series: Growth Fund
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Defensive Investments

At the discretion of its portfolio managers, the Fund may invest up to 100% of its assets in cash for temporary defensive purposes. Although the Fund is not required or expected to take such a defensive posture, such an unlikely stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover

The Fund's portfolio manager will sell a security when he believes it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involve some expense to the Fund, such as commission paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more, as is expected for the Fund, is considered high. See "Financial Highlights" on page 10 for the Fund's historical portfolio turnover.

Index Information

      o The Standard & Poor's (S&P) 500 Index covers 500 industrial, utility, transportation and financial companies in the U.S. markets. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.


      o The Russell 1000 Growth Index is a capitalization-weighted total return index that includes the largest companies within the Russell 3000 index with higher price-to-book ratios and higher forecasted growth values.



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                                         Montgomery Variable Series: Growth Fund
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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's performance for the periods shown. The following selected per-share data and ratios for the periods ended December 31, 2001, December 31, 2000, December 31, 1999, December 31, 1998, and December 31, 1997, were audited by PricewaterhouseCoopers LLP. Their February 8, 2002, February, 9, 2001, February 4, 2000, February 12, 1999, and February 11, 1998, opinion letters appear in the 2001, 2000, 1999, 1998 and 1997 Annual Reports of the Fund, respectively. The total return figures in the table represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.



----------------------------------------------------------------------------------------------------------------------------------
                                                                           MONTGOMERY VARIABLE SERIES:
                                                                                      GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED DECEMBER 31:                        2001           2000            1999          1998            1997
Net Asset Value - Beginning of Period                      $15.54          $18.39          $15.39        $15.09         $12.33
Net investment income/(loss)                                 0.07            0.01            0.06          0.09           0.16
Net realized and unrealized gain/(loss) on investments      (3.30)          (1.62)           3.13          0.35           3.35
Net increase/(decrease) in net assets resulting from
  investment operations                                     (3.23)          (1.61)           3.19          0.44           3.51
Distributions to shareholders:
        Dividends from net investment income                (0.02)          (0.06)          (0.01)        (0.06)         (0.16)
        Distributions from net realized capital gains       (1.59)          (1.18)          (0.18)        (0.08)         (0.59)
Total distributions:                                        (1.61)          (1.24)          (0.19)        (0.14)         (0.75)
Net Asset Value - End of Period                            $10.70          $15.54          $18.39        $15.39         $15.09
Total Return*                                              (20.75)%         (9.06)%         20.79%         2.93%         28.57%
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in 000s)                       $14,391         $21,067         $19,649       $13,452        $12,597
Ratio of net investment income/(loss) to average net
  assets                                                   (0.13)%          0.10%           0.46%         0.57%          1.74%
Net investment income/(loss) before deferral of fees
  by Manager                                              $(0.14)         $(0.05)         $(0.07)        $0.07          $0.01
Portfolio turnover rate                                       108%           155%             77%           57%            53%
Expense ratio including interest and tax expenses           1.28%           1.26%           1.26%         1.25%          0.35%
Expense ratio before deferral of fees by Manager,
  including interest and tax expenses                       3.23%           2.41%           2.25%         1.40%          1.97%
Expense ratio excluding interest and tax expenses           1.25%           1.25%           1.25%         1.25%          0.34%

----------------------------------------------------------------------------------------------------------------------------------

* Total return represents aggregate total return for the periods indicated.



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                                         Montgomery Variable Series: Growth Fund
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ACCOUNT INFORMATION

How to Invest in the Fund

The Trust offers shares of the Fund, without sales charge, at their next-determined net asset value after receipt of an order with payment only, by one of the insurance companies for the Accounts (to fund benefits under variable life insurance contracts and variable annuity contracts) or by a qualified pension or retirement plan.

How to Redeem an Investment in the Fund

The Trust redeems shares of the Fund on any day that the New York Stock Exchange
(NYSE) is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption by the Accounts, or by the trustee in the case of qualified pension and retirement plans.

Exchange Privileges and Restrictions

Shares of the Fund may be exchanged for shares of another series of the Trust on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the request by an Account or by a qualified pension or retirement plan, subject to the terms of the Account or plan. Holders of Variable Contracts should refer to the prospectuses related to their contracts with regard to their exchange privileges.

How Net Asset Value Is Determined

How and when we calculate the Fund's price or net asset value (NAV) determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total value of its assets by the number of outstanding shares. We base the value of the Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. In this case, Montgomery, subject to the supervision of the Fund's Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.

We calculate the Fund's NAV after the close of trading on the NYSE every day the NYSE is open. We do not calculate NAVs on days that the NYSE is closed for trading. The Fund may, but does not expect to, determine the NAV of its shares on any day the NYSE is not open for trading if there is sufficient trading in its portfolio securities on such days. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4:00 P.M. eastern time on weekdays, except for holidays. If your order is received after the NYSE has closed, your shares will be priced at the next NAV we determine after receipt of your order. More details about how we calculate the Fund's NAV are in the Statement of Additional Information (SAI).

Dividends and Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board. Currently, the Fund intends to distribute according to the following schedule:



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                                         Montgomery Variable Series: Growth Fund
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                              INCOME DIVIDENDS                CAPITAL GAINS

Montgomery Variable    Declared and paid in the last    Declared and paid in the
Series: Growth Fund    quarter of each calendar year*   last quarter of each
                                                        calendar year*

*Following its fiscal year end (December 31), the Fund may make additional distributions to avoid the imposition of a tax.

Unless the Fund is otherwise instructed, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Effect of Distributions on the Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of the Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in the Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31 the Fund declared a dividend in the amount of $0.50 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

How to Avoid "Buying a Dividend"

If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. Here's why: If you buy shares of the Fund just before a distribution, you'll pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution of your gross income for tax purposes, even though you may not have participated in the Fund's appreciation.

Taxation

The Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets and the timing of its distributions. Accordingly, the Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that would not subject the Fund to any federal income tax or excise taxes based on net income. The Fund is also required to satisfy diversification requirements of the Investment Company Act and Section 817(h) of the Code, which allows only Accounts and qualified pension and retirement plans to be shareholders of the Fund. Failure to comply with Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts. See the SAI for more information.

Holders of Variable Contracts should refer to the prospectuses relating to their contracts regarding the federal income-tax treatment of ownership of such contracts.



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                                         Montgomery Variable Series: Growth Fund
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Privacy Notice

The Montgomery Funds may collect or capture nonpublic information about you from the following sources:

o The Montgomery Funds New Account application or other forms;

o Oral conversations with our representatives;

o Your transactions with us; and

o Electronic sources such as our Web sites or e-mails.

We do not disclose any nonpublic personal information about our customers or former customers to non-affiliated third parties without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as the transfer agent or brokers) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

Our Partners

As a Montgomery shareholder, you may see the names of our partners on a regular basis. We all work together to ensure that your investments are handled accurately and efficiently.

DST Systems, Inc., located in Kansas City, Missouri, is the Fund's Master Transfer Agent who performs certain recordkeeping and accounting functions for the Fund.

State Street Bank and Trust Company (formerly Investors Fiduciary Trust Company), also located in Kansas City, Missouri, assists DST Systems, Inc., with certain recordkeeping and accounting functions for the Fund.



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                                         Montgomery Variable Series: Growth Fund
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You can find more information about the investment policies of the Montgomery
Variable Series: Growth Fund in the SAI, which is incorporated by reference into this prospectus and is available free of charge.

To request a free copy of the SAI, call us at 800.572.fund [3863]. You can review and copy further information about the Fund, including the SAI, at the Securities and Exchange Commission's (SEC's) Public Reference Room in Washington, D.C. To obtain information on the operation of the Public Reference Room, please call 202.942.8090. Reports and other information about the Fund are available at the SEC's Web site at www.sec.gov. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-6009, or e-mailing the SEC at publicinfo@sec.gov.

You can also find further information about the Fund in our annual and semiannual shareholder reports, which discuss the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal period. To request a free copy of the most recent annual or semiannual report, please call us at 800.572.fund [3863], option 3.

Corporate Headquarters:
The Montgomery Funds III
101 California Street
San Francisco, CA 94111-9361


---------------------------
   800.572.FUND [3863]
  www.montgomeryasset.com
---------------------------


                                 SEC File No.: The Montgomery Funds III 811-8782

                                                    Funds Distributor, Inc. 4/02



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                                       14

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                                     PART A

                                 PROSPECTUS FOR

                MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
     ----------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------


Prospectus

April 30, 2002


The Montgomery Funds III(SM)

MONTGOMERY VARIABLE SERIES: Emerging Markets Fund




The Montgomery Funds III has registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Fund.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------
 How to Contact Us
--------------------

Montgomery Shareholder
Service Representatives:
800.572.FUND [3863]
Available 6:00 A.M. to 4:00 P.M.
Pacific time

Montgomery Web Site:
www.montgomeryasset.com

Address General
Correspondence to:
The Montgomery Funds III
101 California Street
San Francisco, CA
94111-9361


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                                       2

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Objective..........................................................
Principal Strategy.................................................
Principal Risks....................................................
Past Fund Performance..............................................
Fees and Expenses..................................................
Portfolio Management...............................................
    Management Fees and Operating Expense Limits...................
Additional Investment Strategies and Related Risks.................
    General........................................................
    Mixed and Shared Funding.......................................
    The Euro: Single European Currency.............................
    Defensive Investments..........................................
    Portfolio Turnover.............................................
    Index Information..............................................
Financial Highlights...............................................
Account Information................................................
    How to Invest in the Fund......................................
    How to Redeem an Investment in the Fund........................
    Exchange Privileges and Restrictions...........................
    How Net Asset Value Is Determined..............................
    Dividends and Distributions....................................
    Effect of Distributions on the Fund's Net Asset Value..........
    How to Avoid "Buying a Dividend" ..............................
    Taxation.......................................................
    Privacy Notice.................................................
    Our Partners...................................................


--------------------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

This prospectus contains important information about the investment objectives, strategies and risks of the Montgomery Variable Series: Emerging Markets Fund, a series of The Montgomery Funds III, that you should know before you invest in the Fund. Please read it carefully and keep it on hand for future reference.

Please be aware that the Fund:
o   Is not a bank deposit
o Is not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC)

You should also know that you could lose money by investing in the Fund.

Shares of the Fund are sold only to insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") owned by their respective policy or contract holders and to qualified pension and retirement plans. References to shareholders or investors in this prospectus are to the Accounts or qualified pension and retirement plans. The variable annuity and variable life insurance contracts involve fees and expenses not described in this prospectus. Please refer to the prospectuses related to those contracts.


--------------------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

Montgomery Variable Series: Emerging Markets Fund

 Objective
 o   Long-term capital appreciation

Principal Strategy

Invests in companies based or operating primarily in developing economies throughout the world.

Under normal conditions, the Fund invests primarily in the stocks of companies of any size based in the world's developing economies. The Fund typically maintains investments in at least six countries at all times, with no more than 35% of its assets in any single one of them. These may include:

o Latin America: Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay and Venezuela

o Asia: Bangladesh, China/Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam

o Europe: Czech Republic, Greece, Hungary, Kazakhstan, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine

o   The Middle East: Israel and Jordan

o Africa: Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia and Zimbabwe


The Fund's strategy combines in-depth financial review with on-site analysis of companies, countries and regions to identify potential investments. The portfolio managers and analysts frequently travel to the emerging markets to gain firsthand insight into the economic, political and social trends that affect investments in those countries. The Fund allocates its assets among emerging countries with stable or improving macroeconomic environments and invests in companies within those countries that the portfolio managers believe have high capital appreciation potential. The portfolio managers strive to keep the Fund well diversified across individual stocks, industries and countries to reduce its overall risk.

Principal Risks

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a decline in a holding's share price or an overall decline in the stock market. In addition, the risks of investing in emerging markets are considerable. Emerging stock markets tend to be much more volatile than the U.S. market due to relative immaturity and occasional instability. Some emerging markets restrict the flow of money into or out of their stock markets and impose restrictions on foreign investors. These markets tend to be less liquid and offer less regulatory protection for investors. The economies of emerging countries may be based on only a few industries or on revenue from particular commodities and international aid. Most of the foreign securities in which the Fund invests are denominated in foreign currencies, whose values may decline against the U.S. dollar.


--------------------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

Past Fund Performance The bar chart below shows the risks of investing in the Fund and how the Fund's total return has varied from year to year. The table immediately below the bar chart shows the risks of investing in the Fund by comparing the Fund's performance with a commonly used index for its market segment. Fees and expenses involved with variable annuity and variable life insurance contracts are not included in the Fund's total return. The Fund's total return would be lower if those fees and expenses were included. Of course, past performance is no guarantee of future results.

  1997      1998     1999      2000      2001
--------------------------------------------------------------------------------
                      __
                     |  |
                     |  |
                     |  |                        During the five-year period
                     |  |                        described in the bar chart to
                     |  |                        the left, the Fund's best
                     |  |                        quarter was Q4 1999 (+34.75%)
-----------------------------------------------  and its worst quarter was Q3
   ___      |  |               |  |      |  |    2001 (-23.90%).
            |  |               |  |      |__|
            |  |               |__|
            |__|
--------------------------------------------------------------------------------
 -0.58%   -37.53%   64.81%   -28.55%   -6.96%


2002 Return Through 3/31/02:  9.97%                   Average Annual Returns Through 12/31/01

Montgomery Variable Series: Emerging Markets Fund     -6.96%        -7.41%             -5.25%
MSCI Emerging Markets Free Index**                    -2.37%        -5.74%             -5.03%*
------------------------------------------------------------------------------------------------------
*  Calculated from 1/31/96.                           1 Year        5 Years      Inception (2/2/96)
** See page 9 for a description of this index.

Fees and Expenses

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads and does not charge shareholders for exchanging shares or reinvesting dividends.

Shareholder Fees (fees paid directly from your investment)
   Redemption Fee                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
   Management Fee                                                               1.25%
   Distribution/Service (12b-1) Fee                                             0.00%
   Other Expenses                                                               0.42%
-------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                            1.67%

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

1 Year      3 Years     5 Years     10 Years
--------------------------------------------
 $169        $526        $907        $1,976




PORTFOLIO MANAGEMENT
Josephine Jimenez, CFA
Frank Chiang                                            For financial highlights
For more details see page 7.                            see page 10

--------------------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

Portfolio Management

The investment manager for the Fund is Montgomery Asset Management, LLC. Founded in 1990, Montgomery Asset Management is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany. As of March 31, 2002, Montgomery Asset Management managed approximately $2.5 billion on behalf of some 150,000 individual investors.

Montgomery Variable Series: Emerging Markets Fund

JOSEPHINE JIMENEZ

o Montgomery Variable Series: Emerging Markets Fund

CFA, Senior Portfolio Manager. Ms. Jimenez joined Montgomery in 1991 to launch the firm's emerging markets discipline and has managed the Montgomery Variable
Series: Emerging Markets Fund since it launched in 1996. Prior to joining Montgomery, Ms. Jimenez was a portfolio manager at Emerging Markets Investors Corporation. From 1981 through 1988, she analyzed U.S. equity securities, first at Massachusetts Mutual Life Insurance Company, then at Shawmut Corporation. She received a Master of Science degree from the Massachusetts Institute of Technology and a Bachelor of Science degree from New York University.

FRANK CHIANG

o Montgomery Variable Series: Emerging Markets Fund

Portfolio Manager. Mr. Chiang joined Montgomery in 1996 and has managed the Montgomery Variable Series: Emerging Markets Fund since its inception in 1996. From 1993 to 1996, he was with TCW Asia Ltd., Hong Kong, where he was a managing director and portfolio manager responsible for TCW's Asian Equity strategy. Prior to that he was associate director and portfolio manager for Wardley Investment Services, Hong Kong, where he created and managed three dedicated China funds. Mr. Chiang has a Bachelor of Science degree in Physics and Mathematics from McGill University in Montreal, Canada, and a Master of Business Administration and Finance degree from New York University. He is fluent in three Chinese dialects: Mandarin, Shanghainese and Cantonese.

Management Fees and Operating Expense Limits

The table below shows the management fee rate actually paid to Montgomery Asset Management over the past fiscal year and the contractual limits on total operating expenses for the Fund. The management fee amount shown may vary from year to year, depending on actual expenses. Actual fee rates may differ from the contractual rates to the extent Montgomery recouped previously deferred fees during the fiscal year.

                                   Lower of Total Expense Limit or
        Management Fees                 Actual Total Expenses
         (annual rate)                      (annual rate)
             1.25%                              1.67%


--------------------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS

General

Currently, the Fund invests at least 65% of its assets in the type of investment suggested by its name. Effective July 31, 2002, the Fund will increase this percentage to 80% to comply with SEC rules.

Mixed and Shared Funding

Shares of the Fund are sold to insurance company separate accounts that fund both variable life insurance contracts and variable annuity contracts (as well as to qualified pension and retirement plans). This is referred to as "mixed funding." In addition, shares of the Fund are sold to separate accounts of more than one insurance company. This is referred to as "shared funding." At this time the Fund does not foresee any disadvantage to any of the Fund's shareholders resulting from either mixed or shared funding. The Board of Trustees, however, will continue to review the Fund's mixed and shared funding to determine whether disadvantages to any shareholders could develop.

The Euro: Single European Currency

On January 1, 1999, the European Union (EU) introduced a single European currency called the euro. Eleven of the 15 EU members have begun to convert their currencies to the euro: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain (leaving out Britain, Sweden, Denmark and Greece). For the last three years, the euro has been be a phantom currency (only an accounting entry). Euro notes and coins began circulating in 2002.

Although the introduction of the euro has occurred, the following uncertainties will continue to exist for some time:

> Whether the payment, valuation and operational systems of banks and financial institutions can operate reliably

> The applicable conversion rate for contracts stated in the national currency of an EU member

> How clearing and settlement systems needed to process transactions reliably will work

> What the effects of the euro on European financial and commercial markets will be

>   How new legislation and regulations will affect euro-related issues

These and other factors could cause market disruptions and affect the value of your shares if the Fund invests in companies that conduct business in Europe. Montgomery and its key service providers have taken steps to address euro-related issues, but there can be no assurance that these efforts will be sufficient.

Defensive Investments

At the discretion of its portfolio managers, the Fund may invest up to 100% of its assets in cash for temporary defensive purposes. Although the Fund is not required or expected to take such a defensive posture, such an unlikely stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover

The Fund's portfolio managers will sell a security when they believe it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involve some


--------------------------------------------------------------------------------
                                       8

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

expense to the Fund, such as commission paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more, as is expected for the Fund, is considered high. See "Financial Highlights" on page 10, for the Fund's historical portfolio turnover.

Index Information
    o The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries.


--------------------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's performance for the periods shown. The following selected per-share data and ratios for the periods ended December 31, 2001, December 31, 2000, December 31, 1999, December 31, 1998, and December 31, 1997, were audited by PricewaterhouseCoopers LLP. Their February 8, 2002, February, 9, 2001, February 4, 2000, February 12, 1999, and February 11, 1998, opinion letters appear in the 2001, 2000, 1999, 1998 and 1997 Annual Reports of the Fund, respectively. The total return figures in the table represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

---------------------------------------------------------------------------------------------------
                                                       MONTGOMERY VARIABLE SERIES:
                                                          EMERGING MARKETS FUND
---------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED DECEMBER 31:       2001        2000       1999        1998       1997
Net Asset Value - Beginning of Period        $7.76      $10.86      $6.59      $10.57     $10.65
Net investment income/(loss)                 (0.08)      (0.03)      0.02        0.01       0.02
Net realized and unrealized gain/(loss)
on investments                               (0.62)      (3.07)      4.25       (3.98)     (0.08)
Net increase/(decrease) in net assets
  resulting from investment operations       (0.54)      (3.10)      4.27       (3.97)     (0.06)
Distributions to shareholders:
        Dividends from net investment
        income                               --          --         (0.00)@     (0.01)     (0.02)
Total distributions:                         --          --         (0.00)      (0.01)     (0.02)
Net Asset Value - End of Period              $7.22       $7.76     $10.86       $6.59     $10.57
Total Return*                                (6.96)%    (28.55)%    64.81%     (37.53)%    (0.58)%
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000s)         $100,899   $100,730    $131,197    $72,323    $114,837

Ratio of net investment income/(loss)
  to average net assets                       1.19%     (0.34)%      0.20%      0.67%      0.63%
Net investment income/(loss) before
  deferral of fees by Manager                $0.08     $(0.03)      $0.02      $0.01      $0.02
Portfolio turnover rate                        118%       103%        124%       112%        71%
Expense ratio including interest and          1.67%      1.81%       1.65%      1.80%      1.76%
  tax expenses
Expense ratio before deferral of fees
  by Manager, including interest and
  tax expenses                                1.67%      1.81%       1.65%      --         1.81%
Expense ratio excluding interest and tax      1.59%      1.56%       1.62%      1.75%      1.75%
  expenses
---------------------------------------------------------------------------------------------------

* Total return represents aggregate total return for the periods indicated. @ Amount represents less than $0.01.


--------------------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

ACCOUNT INFORMATION

How to Invest in the Fund

The Trust offers shares of the Fund, without sales charge, at their next-determined net asset value after receipt of an order with payment only, by one of the insurance companies for the Accounts (to fund benefits under variable life insurance contracts and variable annuity contracts) or by a qualified pension or retirement plan.

How to Redeem an Investment in the Fund

The Trust redeems shares of the Fund on any day that the New York Stock Exchange
(NYSE) is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption by the Accounts, or by the trustee in the case of qualified pension and retirement plans.

Exchange Privileges and Restrictions

Shares of the Fund may be exchanged for shares of another series of the Trust on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the request by an Account or by a qualified pension or retirement plan, subject to the terms of the Account or plan. Holders of Variable Contracts should refer to the prospectuses related to their contracts with regard to their exchange privileges.

How Net Asset Value Is Determined

How and when we calculate the Fund's price or net asset value (NAV) determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total value of its assets by the number of outstanding shares. We base the value of the Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen with foreign securities traded in foreign markets that have different time zones than in the United States. Major developments affecting the prices of those securities may occur after the foreign markets in which such securities trade have closed but before the Fund calculates its NAV. In this case, Montgomery, subject to the supervision of the Fund's Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.

We calculate the Fund's NAV after the close of trading on the NYSE every day the NYSE is open. We do not calculate NAVs on days that the NYSE is closed for trading. An exception applies as described below. Additionally, the Fund may, but does not expect to, determine the NAV of its shares on any day the NYSE is not open for trading if there is sufficient trading in its portfolio securities on such days. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4:00 P.M. eastern time on weekdays, except for holidays. If your order is received after the NYSE has closed, your shares will be priced at the next NAV we determine after receipt of your order. More details about how we calculate the Fund's NAV are in the Statement of Additional Information (SAI).

Foreign Funds. The Fund invests in securities denominated in foreign currencies and traded on foreign exchanges. To determine their value, we convert their foreign-currency price into U.S. dollars by using the exchange rate last quoted by a major bank. Exchange rates fluctuate frequently and may affect the


--------------------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

U.S. dollar value of foreign-denominated securities, even if their market price does not change. In addition, some foreign exchanges are open for trading when the U.S. market is closed. As a result, the Fund's foreign securities--and its price--may fluctuate during periods when you can't buy, sell or exchange shares in the Fund.

Dividends and Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board. Currently, the Fund intends to distribute according to the following schedule:

                                 INCOME Dividends                CAPITAL GAINS
Montgomery Variable       Declared and paid in the last   Declared and paid in the last
Series: Emerging Markets  quarter of each calendar year*  quarter of each calendar year*
Fund

*Following its fiscal year end (December 31), the Fund may make additional distributions to avoid the imposition of a tax.

Unless the Fund is otherwise instructed, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Effect of Distributions on the Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of the Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in the Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31 the Fund declared a dividend in the amount of $0.50 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

How to Avoid "Buying a Dividend"

If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. Here's why: If you buy shares of the Fund just before a distribution, you'll pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution of your gross income for tax purposes, even though you may not have participated in the increase of the Fund's appreciation.

Taxation

The Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets and the timing of its distributions. Accordingly, the Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that would not subject the Fund to any federal income tax or excise taxes based on net income. The Fund is also required to satisfy diversification requirements of the Investment Company Act and Section 817(h) of the Code, which allows only Accounts and qualified pension and retirement plans to be shareholders of the Fund. Failure to comply with Section 817(h) could result in taxation of the insurance company and


--------------------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts. See the SAI for more information.

Holders of Variable Contracts should refer to the prospectuses relating to their contracts regarding the federal income-tax treatment of ownership of such contracts.

Privacy Notice

The Montgomery Funds may collect or capture nonpublic information about you from the following sources:

o The Montgomery Funds New Account application or other forms;

o Oral conversations with our representatives;

o Your transactions with us; and

o Electronic sources such as our Web sites or e-mails.

We do not disclose any nonpublic personal information about our customers or former customers to non-affiliated third parties without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as the transfer agent or brokers) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

Our Partners

As a Montgomery shareholder, you may see the names of our partners on a regular basis. We all work together to ensure that your investments are handled accurately and efficiently.

DST Systems, Inc., located in Kansas City, Missouri, is the Fund's Master Transfer Agent who performs certain recordkeeping and accounting functions for the Fund.

State Street Bank and Trust Company (formerly Investors Fiduciary Trust Company), also located in Kansas City, Missouri, assists DST Systems, Inc., with certain recordkeeping and accounting functions for the Fund.


--------------------------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
--------------------------------------------------------------------------------

You can find more information about the investment policies of the Montgomery Variable Series: Emerging Markets Fund in the SAI, which is incorporated by reference into this prospectus and is available free of charge.

To request a free copy of the SAI, call us at 800.572.FUND [3863]. You can review and copy further information about the Fund, including the SAI, at the Securities and Exchange Commission's (SEC's) Public Reference Room in Washington, D.C. To obtain information on the operation of the Public Reference Room, please call 202.942.8090. Reports and other information about the Fund are available at the SEC's Web site at www.sec.gov. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-6009, or e-mailing the SEC at publicinfo@sec.gov.

You can also find further information about the Fund in our annual and semiannual shareholder reports, which discuss the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal period. To request a free copy of the most recent annual or semiannual report, please call us at 800.572.FUND [3863], option 3.

Corporate Headquarters:
The Montgomery Funds III
101 California Street
San Francisco, CA 94111-9361


---------------------------
    800.572.FUND [3863]
  www.montgomeryasset.com
---------------------------


                                 SEC File No.: The Montgomery Funds III 811-8782

                                                    Funds Distributor, Inc. 4/02


--------------------------------------------------------------------------------

      ---------------------------------------------------------------------

                                     PART B

                COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR

                     MONTGOMERY VARIABLE SERIES: GROWTH FUND
                MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
      ---------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE MONTGOMERY FUNDS III
--------------------------------------------------------------------------------

                     MONTGOMERY VARIABLE SERIES: GROWTH FUND
                MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

                              101 California Street
                         San Francisco, California 94111
                              (800) 572-FUND [3863]

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                 April 30, 2002

        The Montgomery Funds III (the "Trust") is an open-end management investment company organized as a Delaware business trust, having two series of shares of beneficial interest. Each of the above-named funds is a separate series of the Trust (each a "Fund" and, collectively, the "Funds"). Shares of the Funds may be purchased only by insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") and by qualified pension and retirement plans. This Statement of Additional Information contains information in addition to that set forth in the Prospectuses for Montgomery Variable
Series: Growth Fund and Montgomery Variable Series: Emerging Markets Fund, each dated April 30, 2002, as those prospectuses may be revised from time to time (in reference to the appropriate Fund or Funds, the "Prospectuses"). The Prospectuses may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate Prospectuses. The Annual Report to Shareholders for each Fund for the fiscal year ended December 31, 2001, containing financial statements for each Fund for that fiscal year, is incorporated by reference to this Statement of Additional Information and also may be obtained without charge as noted above.

                                TABLE OF CONTENTS

THE TRUST.....................................................................3
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS...............................3
RISK FACTORS.................................................................17
INVESTMENT RESTRICTIONS......................................................20
DISTRIBUTIONS AND TAX INFORMATION............................................22
TRUSTEES AND OFFICERS........................................................27
INVESTMENT MANAGEMENT AND OTHER SERVICES.....................................30
EXECUTION OF PORTFOLIO TRANSACTIONS..........................................34
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................36
DETERMINATION OF NET ASSET VALUE.............................................37
PERFORMANCE INFORMATION......................................................39
GENERAL INFORMATION..........................................................42
FINANCIAL STATEMENTS.........................................................44
APPENDIX.....................................................................45

                                    THE TRUST

        The Montgomery Funds III (the "Trust") is an open-end management investment company organized as a Delaware business trust on August 24, 1994. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers shares of beneficial interest, $0.01 par value per share, in two series. This Statement of Additional Information pertains to The Montgomery Variable Series: Growth Fund (the "Growth Fund") and The Montgomery Variable Series: Emerging Markets Fund (the "Emerging Markets Fund").

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

        The Funds are managed by Montgomery Asset Management, LLC (the "Manager"). The investment objectives and policies of the Funds are described in detail in its Prospectus. The following discussion supplements the discussion in the Prospectus.

        Each Fund is a diversified series of the Trust. The achievement of each Fund's investment objective will depend upon market conditions generally and on the Manager's analytical and portfolio management skills.

Special Investment Strategies and Risks

Certain of the Funds have investment policies, strategies and risks in addition to those discussed in the prospectus, as described below.

Emerging Markets Fund. The Emerging Markets Fund (for this section, the "Fund") may invest in special situations. The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. The Fund may also invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impractical for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria approved by the Board of Trustees (the "Board"). The Fund does not invest more than 15% of its net assets in illiquid investments, including special situations.

Portfolio Securities

        Depositary Receipts. Each Fund may hold securities of foreign issuers in the form of sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar global instruments available in emerging markets or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile. For purposes of a Fund's investment policies, a Funds' investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

        Convertible Securities. Each Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's value rises and decrease as the common stock's value declines. For purposes of allocating the Fund's investments, the Manager regards convertible securities as a form of equity security.

        Securities Warrants. Each Fund may invest up to 5% of its net assets in warrants. Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

        Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Those investment companies must invest in securities in which the Fund can invest in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either (i) a Fund and affiliated persons of that Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by that Fund in excess of 1% of the company's total outstanding shares be deemed illiquid), or (ii) a Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase.

        Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Funds to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Funds may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distribution to the Funds.

        The Funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, a Fund bears its ratable share of that investment company's expenses, including its advisory and administrative fees.

        Debt Securities. Each Fund may invest in traditional corporate, government debt securities rated within the four highest grades by Standard and Poor's Corporation ("S&P") (at least BBB), Moody's Investors Service, Inc. ("Moody's") (at least Baa) or Fitch Investors Service ("Fitch") (at least Baa), or unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers.

        Debt securities may also consist of participation certificates in large loans made by financial institutions to various borrowers, typically in the form of large unsecured corporate loans. These certificates must otherwise comply with the maturity and credit-quality standards of each Fund and will be limited to 5% of a Fund's total assets.

        As an operating policy, which may be changed by the Board, the Emerging Markets Fund may invest up to 5% of its total assets in debt securities rated lower than investment grade. Subject to this limitation, the Emerging Markets Fund may invest in any debt security, including securities in default. After its purchase, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Emerging Markets Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Emerging Markets Fund.

        In addition to traditional corporate, government and supranational debt securities, the Emerging Markets Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, government entities and companies of emerging markets countries. The percentage distribution between equity and debt will vary from country to country, based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.

        U.S. Government Securities. Each Fund may invest a substantial portion, if not all, of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including repurchase agreements backed by such securities ("U.S. government securities"). These Funds generally will have a lower yield than if they purchased higher yielding commercial paper or other securities with correspondingly greater risk instead of U.S. government securities.

        Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the GNMA, are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, whereas others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury. Short-term U.S. government securities generally are considered to be among the safest short-term investments. The U.S. government does not guarantee the net asset value of the Funds' shares, however. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest. The securities issued by these agencies are discussed in more detail later.

        Structured Notes and Indexed Securities. The Funds may invest in structured noted and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

        Asset-Backed Securities. Each Fund may invest up to 5% of its total assets in asset-backed securities, which represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment from loan contracts, leases of various types of real or personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, these securities are subject to the risk of prepayment.

        Mortgage-Related Securities: Government National Mortgage Association. GNMA is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

        GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

        Mortgage-Related Securities: Federal National Mortgage Association. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

        Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

        Mortgage-Related Securities: Federal Home Loan Mortgage Corporation. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

        The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans, and undivided interests in whole loans and participation in another FHLMC security.

Risk Factors/Special Considerations Relating to Debt Securities

        The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities. The net asset value of a Fund will reflect these changes in market value.

        Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities remaining in the Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions of the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment tends to increase, shortening the average life of such a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield.

        Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

        Although such bonds may offer higher yields than higher-rated securities, low-rated debt securities generally involve greater price volatility and risk of principal and income loss, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated debt securities are traded are more limited than those for higher-rated securities. The existence of limited markets for particular securities may diminish the ability of a Fund to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or financial markets and could adversely affect, and cause fluctuations in, the per-share net asset value of that Fund.

        Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objectives may, to the extent it invests in low-rated debt securities, be more dependent upon such credit analysis than would be the case if that Fund invested in higher-rated debt securities.

        Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated debt securities but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low-rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery. The low-rated bond market is relatively new, and many of the outstanding low-rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

        Each Fund will not commit more than 10% of its total assets to the following derivatives: stock options, currency options, stock index options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies. The Board has adopted derivatives guidelines that require the Board to review each new type of derivative security that may be used by a Fund. Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge Fund investments effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate, and does not necessarily engage in hedging transactions with respect to each investment.

        The Emerging Markets Fund typically will not hedge against the foreign currency exchange risks associated with its investments in foreign securities. Consequently, that Fund will be very sensitive to any changes in exchange rates for the currencies in which its foreign investments are denominated or linked. The Emerging Markets Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below, in connection with making an investment or, on rare occasions, to hedge against expected adverse currency exchange rates. Despite their very limited use, the Emerging Markets Fund may enter into hedging transactions when, in fact, it is inopportune to do so and, conversely, when it is more opportune to enter into hedging transaction the Fund might not enter into such transactions. Such inopportune timing of utilization of hedging practices could result in substantial losses to the Fund.

        The Emerging Markets Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

        Forward Contracts. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

        A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

        In connection with a Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, a Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of a Fund to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts. A Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

        Futures Contracts and Options on Futures Contracts. The Funds typically will not hedge against movements in interest rates, securities prices or currency exchange rates. The Funds may still occasionally purchase and sell various kinds of futures contracts and options on futures contracts and may also enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices.

        The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that the Funds will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that a Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of that Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions), and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

        The Funds will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Funds or which they expect to purchase. The Funds' futures transactions generally will be entered into only for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect a Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by the

Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

        Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While the Funds' futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

        By using futures contracts to hedge their positions, the Funds seek to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Funds propose to acquire. For example, when interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that Fund has acquired or expects to acquire.

        As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for that Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

        The acquisition of put and call options on futures contracts gives a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

        A Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

        Loss from investing in futures transactions by a Fund is potentially unlimited.

        A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

        Options on Securities, Securities Indices and Currencies. Each Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolios and on any securities index based in whole or in part on securities in which that Fund may invest. A Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

        A Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

        A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

        Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

        Although the Funds do not currently intend to do so, they may, in the future, write (i.e., sell) covered put and call options on securities, securities indices, and currencies in which they may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by that Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless that Fund effects a closing purchase transaction.

        Each Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. A Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. A Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of that Fund's total assets.

        There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

        Privatizations. A Fund may believe that foreign governmental programs of selling interests in government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. Accordingly, a Fund may invest in privatizations. The ability of U.S. entities, such as a Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Other Investment Practices

        Repurchase Agreements. Each Fund may enter into repurchase agreements. A Fund's repurchase agreement will generally involve a short-term investment in a U.S. government security or other high-grade liquid debt security, with the seller of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price. The repurchase price is generally higher than the purchase price, the difference being interest income to that Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund is unrelated to the interest rate on the underlying security.

        Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Board, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Funds enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Board.

        The Funds generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Funds regard repurchase agreements with maturities in excess of seven days as illiquid. A Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

        For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As such, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

        Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, each Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and each Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

        The Funds may participate in one or more joint accounts with each other and other series of the Trust that invest in repurchase agreements collateralized, subject to their investment policies, either by (i) obligations issued or guaranteed as to principal and interest by the U.S. government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event have a duration of more than seven days.

        Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A Fund typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage and a Fund will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. A Fund also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of the Fund's securities is disadvantageous.

        A Fund causes its custodian to segregate liquid assets, such as cash, U.S. government securities or other liquid equity or debt securities equal in value to its obligations (including accrued interest) with respect to reverse repurchase agreements. Such assets are marked to market daily to ensure that full collateralization is maintained.

        Borrowing. Each Fund may borrow money from banks, in an aggregate amount not to exceed one-third of the value of the Fund's total assets, for temporary or emergency purposes. The Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any security while any such borrowings exceed 10% of the value of its total assets.

        Lending Portfolio Securities. Each Fund may lend securities to brokers, dealers and other financial organizations. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans may not exceed 30% of the value of the Fund's total assets. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. government securities or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Fund or the borrower at any time. Upon such termination, that Fund is entitled to obtain the return of these securities loaned within five business days.

        For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral, and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities failed financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

        Such loans of securities are collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower failed financially.

        Leverage. Each Fund may leverage its portfolio in an effort to increase the total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset value of a Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

        Dollar Roll Transactions. A Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a security to a financial institution concurrently with an agreement by that Fund to purchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of that Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income for that Fund exceeding the yield on the securities sold.

        At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

        When-Issued and Forward Commitment Securities. The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer. While the Funds reserve the right to sell when-issued or delayed delivery securities prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Funds do not believe that their net asset values will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis. The Funds cause their custodian to segregate cash, U.S. government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income on these assets.

        The Funds may seek to hedge investments or to realize additional gains through forward commitments to sell high-grade liquid debt securities they do not own at the time they enter into the commitments. Such forward commitments effectively constitute a form of short sale. To complete such a transaction, the Fund must obtain the security which it has made a commitment to deliver. If the Fund does not have cash available to purchase the security it is obligated to deliver, it may be required to liquidate securities in its portfolio at either a gain or a loss, or borrow cash under a reverse repurchase or other short-term arrangement, thus incurring an additional expense. In addition, the Fund may incur a loss as a result of this type of forward commitment if the price of the security increases between the date the Fund enters into the forward commitment and the date on which it must purchase the security it is committed to deliver. The Fund will realize a gain from this type of forward commitment if the security declines in price between those dates. The amount of any gain will be reduced, and the amount of any loss increased, by the amount of the interest or other transaction expenses the Fund may be required to pay in connection with this type of forward commitment. Whenever this Fund engages in this type of transaction, it will segregate assets as discussed above.

        Illiquid Securities. Each Fund may invest up to 15% of its assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, securities subject to restrictions on repatriation for more than seven days, securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested or profit, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by a Fund in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by a Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries.

        Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Also, illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirement of Rule 144A under the 1933 Act (see below) and that, subject to review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

        Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time that Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, that Fund might obtain a price less favorable than the prevailing price when it decides to sell.

        In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

        Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

        The Board has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security,
(ii) the number of dealers that quote prices for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Funds' portfolios and reports periodically on such decisions to the Board.

        Defensive Investments and Portfolio Turnover. Notwithstanding its investment objective, each Fund may adopt up 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending on the Manager's analysis of the various markets and other considerations, all or part of the assets of a Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances, and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment of the Fund.

        Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objectives or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions, dealer markups, and other transaction costs and may result in the recognition of gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. Even when portfolio turnover exceeds 100%, however, the Fund does not regard portfolio turnover as a limiting factor.

                                  RISK FACTORS

        The following describes certain risks involved with investing in the Funds in addition to those described in the prospectuses or elsewhere in this Statement of Additional Information.

Foreign Securities

        The Funds may purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation; taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

        Brokerage commissions, fees for custodial services and other costs relating to investments by the Funds in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions which resulted in settlement difficulty. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

        Because certain securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

        Some countries in which one of these Funds may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Funds. The Funds may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Emerging Market Countries

        The Funds, particularly the Emerging Markets Fund, may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." The Funds may also invest in certain debt securities issued by the governments of emerging markets countries that are, or may be eligible for, conversion into investments in emerging markets companies under debt conversion programs sponsored by such governments. The Funds deem securities that are convertible to equity investments to be equity-derivative securities.

        The Funds consider a company to be an emerging markets company if its securities are principally traded in the capital market of an emerging markets country, it derives 50% of its total revenue from either goods produced or services rendered in emerging markets countries or from sales made in such emerging markets countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging markets country. An emerging markets country is one having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing.

        Investments in companies and markets of emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict these Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and
(vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

Exchange Rates and Policies

        The Funds endeavor to buy and sell foreign securities on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source or impose other taxes, with respect to the Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

        The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

        The Manager considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Manager also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Small Companies

        The Funds may make investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Equity Swaps

        The Funds may invest in equity swaps. Equity swaps are derivatives that allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. The value of equity swaps can be very volatile. To the extent the Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. The value of some components of an equity swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.

Hedging Transactions

        While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for that Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

        Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

                             INVESTMENT RESTRICTIONS

        The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the Investment Company Act (unless otherwise noted). Each Fund may not:

        1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment, more than 5% of the total assets of that Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of that Fund's total assets, except to the extent other investment restrictions may be applicable.

        2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 10% of its portfolio securities as described above, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan.

        3.     (a)    Borrow money, except for temporary or emergency purposes
                      from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 10% (5% in the case of the Emerging Markets Fund) of total assets.

               (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

        4. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities or from engaging in transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a senior security within the meaning of Section 18(f) of the Investment Company Act.)

        5. Buy or sell real estate or commodities or commodity contracts; however, each Fund, to the extent not otherwise prohibited in this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts, and related options generally as described in this Statement of Additional Information. As an operating policy which may be changed without shareholder approval, each Fund may invest in real estate investment trusts only up to 10% of its total assets.

        6. Buy or sell interests in oil, gas or mineral exploration or development leases and programs. (This does not preclude permissible investments in marketable securities of issuers engaged in such activities.)

        7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in this Statement of Additional Information or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

        8. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days, and over-the-counter options (and securities underlying such options) purchased by that Fund. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act and changes in relevant SEC interpretations.)

        9. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

        10. Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.) For purposes of this restriction, each Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

        11. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit each Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.

        12. Except as described in this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options, subject to the following conditions:

               (a)    such options are written by other persons, and

               (b) the aggregate premiums paid on all such options that are held at any time do not exceed 5% of each Fund's total assets. (This is an operating policy which may be changed without shareholder approval.)

        13. Except as described in this Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

        14. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of that Fund's net assets. Included in such amount, but not to exceed 2% of the value of that Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by that Fund in units or attached to securities may be deemed to be without value. (This is an operating policy which may be changed without shareholder approval.)

        15.    (a)    Purchase or retain in that Fund's portfolio any security
                      if any officer, trustee or shareholder of the issuer is at the same time an officer, trustee or employee of the Trust or of its investment adviser and such person owns beneficially more than 1/2 of 1% of the securities, and all such persons owning more than 1/2 of 1% own more than 5% of the outstanding securities of the issuer.

               (b) Purchase more than 10% of the outstanding voting securities of any one issuer. (These are operating policies that may be changed without shareholder approval.)

        16. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, 5% or less of that Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

        To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board and notice to shareholders. If there is a change in the investment objective or policies of the Fund, a shareholder should consider whether the Fund remains an appropriate investment in light of its then-current financial positions and needs.

        If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                        DISTRIBUTIONS AND TAX INFORMATION

        Distributions. The Funds receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Funds' net investment income, substantially all of which will be declared as dividends to the Funds' shareholders.

        The amount of income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Funds' Board. These Funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

        The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that Fund's shares may have been held by the shareholders.

        The maximum long-term capital gains rate for individuals is 20% with respect to capital assets held for more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

        Any dividend or distribution per share paid by a Fund reduces that Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

        Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

        Tax Information. Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Each Fund that has filed a tax return has so qualified and elected in prior tax years. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Internal Revenue Code, so that Fund will not be subject to any federal income tax or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of a Fund.

        In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stocks or other securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of that Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Internal Revenue Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Internal Revenue Code. If a Fund is unable to meet certain requirements of the Internal Revenue Code, it may be subject to taxation as a corporation.

        Distributions of net investment income and net realized capital gains by a Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

        The Funds or any securities dealer effecting a redemption of the Funds' shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Funds will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

        The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, each Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

        A Fund may receive dividend distributions from U.S. corporations. To the extent that a Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Internal Revenue Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

        If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, that Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by that Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of any foreign income taxes paid by that Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Internal Revenue Code, including certain holding period requirements. In this case, shareholders will be informed in writing by that Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by that Fund) to be included in their income tax returns. If 50% or less in value of that Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, that Fund will not be entitled under the Internal Revenue Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by that Fund. In this case, these taxes will be taken as a deduction by that Fund.

        A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Internal Revenue Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that these Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. A Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

        The Trust and the Funds intend to comply with the requirements of
Section 817(h) of the Internal Revenue Code and related regulations, including certain diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts.

        Shares of a Fund underlying Variable Contracts that comply with the requirements of Section 817(h) and related regulations will generally be treated as owned by the insurance company and not by the owners of Variable Contracts. In that case, income derived from, and appreciation in, shares of a Fund would not be currently taxable to the owners of Variable Contracts. Owners of Variable Contracts that do not comply with the requirements of Section 817(h) would generally be subject to immediate taxation on the appreciation under the contracts.

        Section 817(h) requires that the investment portfolios underlying variable life insurance and variable annuity contracts be "adequately diversified." Section 817(h) contains a safe harbor provision which provides that a variable life insurance or variable annuity contract will meet the diversification requirements if, as of the close of each calendar quarter, (i) the assets underlying the contract meet the diversification standards for a regulated investment company under Subchapter M of the Internal Revenue Code, and (ii) no more than 55% of the total assets of the account consist of cash, cash items, U.S. government securities, and securities of regulated investment companies.

        Treasury Department regulations provide an alternative test to the safe harbor provision to meet the diversification requirements. Under these regulations, an investment portfolio will be adequately diversified if (i) not more than 55% of the value of its total assets is represented by any one investment; (2) not more than 70% of the value of its total assets is represented by any two investments; (3) not more than 80% of the value of its total assets is represented by any three investments; and (4) not more than 90% of the value of its total assets is represented by any four investments. These limitations are increased for investment portfolios which are invested in whole or in part in U.S. Treasury securities.

        Stock of a regulated investment company, such as a Fund, held in an insurance company's separate accounts underlying variable life insurance or variable annuity contracts may be treated as a single investment for purposes of the diversification rules of Section 817(h). A special rule in Section 817(h), however, allows a shareholder of a regulated investment company to "look-through" the company and treat a pro rata share of the company's assets as owned directly by the shareholder. This special "look-through" rule may make it easier to comply with the diversification requirements of Section 817(h). To qualify for "look-through" treatment, public access to the regulated investment company must generally be limited to (i) the purchase of a variable contract,
(ii) life insurance companies' general accounts, and (iii) qualified pension or retirement plans. Interests in the Funds are sold only to insurance company separate accounts to fund the benefits of Variable Contracts, and to qualified pension and retirement plans.

        The investment objectives and strategies of the Funds are very similar to those of other regulated investment companies that are managed by the Manager and that are, unlike the Funds, available for purchase by the general public. The Internal Revenue Service ("IRS") might assert that shares of a Fund do not qualify for "look-through" treatment because shares of those other, similar regulated investment companies are publicly available. The IRS recently issued two private letter rulings that reserve this issue. The legislative history of
Section 817(h) indicates that the fact that a "similar" fund is available to the public will not disqualify a fund that is available only through the purchase of a variable life insurance or variable annuity contract from "look-through" treatment.

        Even if the diversification requirements of Section 817(h) are met, the owner of a variable life insurance contract or the owner of a variable annuity contract might be subject to current federal income taxation if the owner has excessive control over the investments underlying the contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time, it is impossible to predict what the guidelines will include and the extent, if any, to which they may be retroactive.

        In order to maintain the Variable Contracts' status as annuities or insurance contracts, the Trust may in the future find it necessary, and reserves the right, to take certain actions, including, without limitation, amending a Fund's investment objective (upon SEC or shareholder approval) or substituting shares of one Fund for another.

        Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Internal Revenue Code.

        For accounting purposes, when a Fund purchases an option, the premium paid by that Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by that Fund generally will be capital gain or loss.

        Any security, option or other position entered into or held by a Fund that substantially diminishes that Fund's risk of loss from any other position held by that Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character, and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

        Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Internal Revenue Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

        Section 988 of the Internal Revenue Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Internal Revenue Code and for which no election is made) is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Internal Revenue Code, rather than as capital gain or loss.

        Redemptions and exchanges of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of a Fund may be disallowed to the extent shares of that Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

        Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

        The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to the ownership of a Variable Contract and to an investment in the Funds.

                              TRUSTEES AND OFFICERS

        The Trustees of the Trust are responsible for the overall management of the Funds, including general supervision and review of their investment activities. The officers (the Trust as well as two affiliated Trusts, The Montgomery Funds and The Montgomery Funds II, have the same officers), who administer the Funds' daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:



------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Number of
                                                                                          Portfolios
                              Position Held                                               in Fund Complex   Length of Time
Trustees                      with the Trust   Principal Occupation During Past 5 Years   Overseen          Served/Term of Office
====================================================================================================================================
Andrew Cox,                   Disinterested    Independent investment consultant.             26            July 9, 1990 to present/
643 Gaylord Street,           Trustee                                                                       Indefinite
Denver, CO 80206,
Born 1944
------------------------------------------------------------------------------------------------------------------------------------
John A. Farnsworth,           Disinterested    Partner of Korn/Ferry International since      26            July 9, 1990 to present/
One Embarcadero, Suite 2101   Trustee          2000. Partner of Pearson, Caldwell &                         Indefinite
San Francisco, CA 94111,                       Farnsworth, Inc., an executive search
Born 1941                                      consulting firm from May 1998 to
                                               September 2000.
------------------------------------------------------------------------------------------------------------------------------------
Cecilia H. Herbert,           Disinterested    Chair of the Investment Committee of           26            November 12, 1992 to
2636 Vallejo Street           Trustee          Archdiocese of San Francisco Finance                         present/ Indefinite
San Francisco, CA 94123,                       Council and Member of Boards of Groton
Born 1949                                      School and Catholic Charities of San
                                               Francisco.
------------------------------------------------------------------------------------------------------------------------------------
R. Stephen Doyle              Trustee          Chairman of the Board of Trustees of           26            July 9, 1990 to present/
101 California Street,                         the Trust.                                                   Indefinite
San Francisco, CA 94111
Born 1939
------------------------------------------------------------------------------------------------------------------------------------
F. Scott Tuck                 Trustee          Chairman and Chief Executive Officer of        26            January 1, 2002 to
101 California Street,                         Montgomery Asset Management.                                 present/ Indefinite
San Francisco, CA 94111
Born 1957
------------------------------------------------------------------------------------------------------------------------------------


                                                                                          Number of
                                                                                          Portfolios
                              Position Held                                               in Fund Complex
Affiliated Officers           with the Trust   Principal Occupation During Past 5 Years   Overseen          Length of Time Served
====================================================================================================================================
George A. Rio,                President and      Senior Vice President of Business of BISYS        26       June 30, 1998 to present
60 State Street, Suite 1300,  Treasurer          Fund Services
Boston, MA 02109,
Born 1955
------------------------------------------------------------------------------------------------------------------------------------
Karen Jacoppo-Wood,           Vice President     Counsel of BISYS Fund Services                    26       September 19, 1997 to
60 State Street, Suite 1300,  and Assistant                                                                 present
Boston, MA 02109,             Secretary
Born 1966
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley,        Vice President     Vice President and Senior Counsel of BISYS        26       September 19, 1997 to
60 State Street, Suite 1300,  and Assistant      Services                                                   present


                                                                                          Number of
                                                                                          Portfolios
                              Position Held                                               in Fund Complex
Affiliated Officers           with the Trust   Principal Occupation During Past 5 Years   Overseen          Length of Time Served
====================================================================================================================================
Boston, MA 02109,               Secretary
Born 1964
------------------------------------------------------------------------------------------------------------------------------------
Mary A. Nelson,                 Vice President     Senior Vice President of BISYS Fund               26     September 19, 1997 to
60 State Street, Suite 1300,    and Assistant      Services                                                 present
Boston, MA 02109,               Treasurer
Born 1964
------------------------------------------------------------------------------------------------------------------------------------
Stacey Bofton,                  Vice President     Vice President of BISYS Fund Services since       26     May 31, 2001 to present
60 State Street,                and Assistant      June 1999. Unit Manager at First Data
Suite 1300,                     Treasurer          Investor  Services Group from October 1992
Boston, MA 02109,                                  to June 1999.
Born 1969
------------------------------------------------------------------------------------------------------------------------------------
Johanne Castro,                 Assistant          Senior legal associate of Montgomery Asset        26     May 29, 1999 to present
101 California Street,          Secretary          Management, LLC and Senior Compliance
San Francisco, CA 94111                            Analyst at GT Global from 1991 to 1998.
Born 1963
------------------------------------------------------------------------------------------------------------------------------------
Jason Wood,                     Assistant          Senior associate of Montgomery Asset              26     February 22, 2001 to
101 California Street,          Secretary          Management, LLC, Mutual Fund                             present
San Francisco, CA 94111                            Administration since March 2000.
Born 1971
------------------------------------------------------------------------------------------------------------------------------------
Ellen O'Brien,                  Assistant          Manager of Blue Sky Department at J.P.            26     February 22, 2001 to
73 Tremont Street,              Secretary          Morgan Investor Services                                 present
Boston, MA 02108
Born 1957
------------------------------------------------------------------------------------------------------------------------------------

        Board Committees. The Board of Trustees has two standing committees: the Audit Committee and the Pricing Committee, as described below.

        The Audit Committee is comprised of Cecilia Herbert (Chairperson), Andrew Cox, and John Farnsworth. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Audit Committee held one meeting during the last fiscal year of the Trust.

        The Pricing Committee is comprised of Andrew Cox and several representatives from the Manager. The Pricing Committee is responsible for (1) monitoring the valuation of each Fund's securities and other investments; and
(2) as required by each series of the Trust's pricing policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Pricing Committee meets as necessary when a price is not readily available. The Pricing Committee has held several meetings throughout the past fiscal year of the Trust. The Pricing Committee reports to the Board no less frequently than at the regular quarterly meetings of the Board.

        Board Compensation. The officers of the Trust, and the Trustees who are considered "interested persons" of the Trust, receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager may receive remuneration indirectly because the Manager will receive a management fee from the Funds. The Trustees who are not affiliated with the Manager receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by each Trust to each of the Trustees during the fiscal year ended December 31, 2001 and the aggregate compensation paid to each of the Trustees during the fiscal year ended December 31, 2001 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.


                      -----------------------------------------------------------------------------------

                                             Fiscal Year Ended December 31, 2001
---------------------------------------------------------------------------------------------------------
                       Aggregate Compensation   Pension or Retirement          Total Compensation
                                from           Benefits Accrued as Part             from the
Name of Trustee       The Montgomery Funds III    of Fund Expenses*         Trust and Fund Complex**
---------------------------------------------------------------------------------------------------------
R. Stephen Doyle                None                     --                           None
---------------------------------------------------------------------------------------------------------
F. Scott Tuck                   None                     --                           None
---------------------------------------------------------------------------------------------------------
John A. Farnsworth             $6,000                    --                        $67,500***
---------------------------------------------------------------------------------------------------------
Andrew Cox                     $6,000                    --                        $67,500***
---------------------------------------------------------------------------------------------------------
Cecilia H. Herbert             $6,000                    --                        $67,500***
---------------------------------------------------------------------------------------------------------

*   The Trust does not maintain pension or retirement plans.
**  The Fund Complex includes two additional trusts and a separate fund.
*** Includes a one-time payment of $2,500 for the organizational meeting of a separate fund within the Fund Complex.

The table below shows the dollar range of shares of each Fund as well as the dollar range of shares of all Funds in the entire Fund complex beneficially owned by each Trustee as of the most recently completed calendar year:



                      -----------------------------------------------------------------------------------

                                            Calendar Year Ended December 31, 2001
---------------------------------------------------------------------------------------------------------
                          Dollar Range of          Dollar Range of         Aggregate Dollar Range of
                         Equity Securities     Equity Securities in the     Equity Securities in the
                      in the Variable Series:      Variable Series:         Trust and Fund Complex*
Name of Trustee             Growth Fund         Emerging Markets Fund       Overseen by the Trustees
---------------------------------------------------------------------------------------------------------
R. Stephen Doyle                None                     None                    Over $100,000
---------------------------------------------------------------------------------------------------------
F. Scott Tuck                   None                     None                    Over $100,000
---------------------------------------------------------------------------------------------------------
John A. Farnsworth              None                     None                    Over $100,000
---------------------------------------------------------------------------------------------------------
Andrew Cox                      None                     None                    Over $100,000
---------------------------------------------------------------------------------------------------------
Cecilia H. Herbert              None                     None                  $10,000 - $50,000
---------------------------------------------------------------------------------------------------------

*   The Fund Complex includes two additional trusts and a separate fund.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

        Investment Management Services. As stated in each Prospectus, investment management services are provided to the Funds by Montgomery Asset Management, LLC (the "Manager"), pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds III dated July 31, 1997 (the "Agreement").

        The Agreement is in effect with respect to each Fund for two years after the Fund's inclusion in the Trust's Agreement (on or around its beginning of public operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved at least annually by (1) the Board or the vote of a majority of the outstanding shares of that Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by a Fund or the Manager upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

        In determining whether to renew the Agreement each year, the Board of Trustees requests and evaluates information provided by the Manager, in accordance with Section 15(c) of the Investment Company Act. At its last annual review meeting in May 2001, the Board considered a number of factors in reviewing and recommending renewal of the existing Agreement, including, among other things, the nature and quality of the services provided to the Funds by the Manager, the fees and expenses borne by the Funds, the Manager's soft dollar practices, and the profitability of the relationship for the Manager.

        In reviewing the quality of services provided to the Funds, the Board considered comparative performance information for the Funds. The Board also reviewed the quality and depth of the Manager's organization in general and Manager of the investment professionals providing services to the Funds. The Board also considered information on, and an assessment of, the quality, depth, and performance of the Manager. The Board also reviewed financial information regarding the Manager. In reviewing the fees and expenses borne by the Funds, the Board noted, among other things, that the Manager had explained steps it has taken and is taking to improve performance and reduce expenses of the Funds where possible and practicable. Also, the Board reviewed the Funds' respective advisory fees and their total expenses, in comparison with similar funds.

        Based on its review, the Board, including the Trustees who are not "interested persons" of the Funds as defined in the Investment Company Act, concluded that the advisory fees and other expenses of the Funds are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received and continue to receive reasonable value in return for paying such fees and expenses. The Board therefore concluded that continuing the advisory arrangement with the Manager was in the best interests of the Funds and their shareholders.

        For services performed under the Agreement, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Fund at the following annual rates:

--------------------------------------------------------------------------------
FUND                         AVERAGE DAILY NET ASSETS             ANNUAL RATE
--------------------------------------------------------------------------------
Growth Fund                  First $500 million                      1.00%
                             Next $500 million                       0.90%
                             Over $1 billion                         0.80%
--------------------------------------------------------------------------------
Emerging Markets Fund        First $250 million                      1.25%
                             Over $250 million                       1.00%
--------------------------------------------------------------------------------

        As noted in the Prospectuses, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses, expressed on an annualized basis, at or below one and twenty-five one-hundredths of one percent (1.25%) of the Growth Fund's average net assets and one and seventy-five one-hundredths of one percent (1.75%) of the Emerging Markets Fund's average net assets. The Operating Expense Agreements have a one-year term, renewable for an additional year at the following of each fiscal year . The Manager also may voluntarily reduce additional amounts to increase the return to the Funds' shareholders. Any reductions made by the Manager in its fees are subject to reimbursement by the Funds within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Manager will generally seek reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

        Operating expenses for purposes of the Agreement include the Manager's management fee but do not include any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.

        The Agreement was approved with respect to the Funds by the Board at duly called meetings. In considering the Agreement, the Trustees specifically considered and approved the provision which permits the Manager to seek reimbursement of any reductions made to its management fee within the three-year period. The Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Manager must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of a Fund until collection is probable; but the full amount of the potential liability will appear footnote to each Fund's financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, that the Manager intends to seek such reimbursement and that the Board has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of that Fund for that current period.

        As compensation for its investment management services, each of the following Funds paid the Manager investment advisory fees in the amounts specified below. Additional investment advisory fees payable under the Agreement may have instead been waived by the Manager, but may be subject to reimbursement by the respective Funds as discussed previously.

--------------------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,
FUND                          --------------------------------------------------
                                   2001             2000              1999
--------------------------------------------------------------------------------
Growth Fund                   $      270,179   $     416,197    $       234,533

--------------------------------------------------------------------------------
Emerging Markets Fund         $    1,180,134   $   1,680,436    $     1,188,824
--------------------------------------------------------------------------------

        The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and Trustees who are affiliated persons of the Trust and who are also affiliated persons of the Manager.

        The Trust and the Manager have adopted a Code of Ethics pursuant to
Section 17(j) of the Investment Company Act and Rule 17j-1 thereunder. The Code of Ethics conforms to the provisions of Rule 17j-1 as adopted by the SEC on October 29, 1999. Currently, the Code of Ethics permits personnel subject to the Code of Ethics to buy and sell securities for their individual accounts, unless such securities at the time of such purchase or sale: (i) are being considered for purchase or sale by a client account of the Manager in the next seven (7) business days; (ii) are being purchased or sold by a client account of the Manager; or (iii) were purchased or sold by a client account of the Manager within the most recent seven (7) business days. These restrictions are not required to be met where the trade in question meets certain de minimis requirements and is not being purchased or sold by a client account of the Manager.

        The use of the name "Montgomery" by the Trust and by the Funds is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Funds.

        The Custodian. The Chase Manhattan Bank serves as principal Custodian of the Funds' assets, which are maintained at the Custodian's principal office, 4 Chase MetroTech Center, Brooklyn, New York 11245, and at the offices of its branches and agencies throughout the world. The Board has delegated various foreign custody responsibilities to the Custodian, as the "Foreign Custody Manager" for the Funds to the extent permitted by Rule 17f-5. The Custodian has entered into agreements with foreign sub-custodians in accordance with delegation instructions approved by the Board pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

        Administrative and Other Services. Montgomery Asset Management, LLC ("MAM") serves as the Administrator to the Funds pursuant to an Administrative Services Agreement between the Trust and MAM (the "Agreement"). In approving the Agreement, the Board of Trustees, including a majority of the independent Trustees, recognizes that the Agreement involves an affiliate of the Trust; however, it has made separate determinations that, among other things, the nature and quality of the services rendered under the Agreement are at least equal to the nature and quality of the service that would be provided by an unaffiliated entity. Subject to the control of the Trust and the supervision of the Board of Trust, the Administrator performs the following types of services for the Funds: (i) furnish performance, statistical and research data; (ii) prepare and file various reports required by federal, state and other applicable laws and regulations; (iii) prepare and print of all documents, prospectuses and reports to shareholders; (iv) prepare financial statements; (v) prepare agendas, notices and minutes for each meeting of the Boards; (vi) develop and monitor compliance procedures; (vii) monitor Blue Sky filings and (viii) manage legal services. For its services performed under the Agreement, each Fund pays the Administrator for out-of-pocket expenses only, including, among other things, fees and expenses of sub-administrators.

        Chase Global Funds Services Company ("Chase"), 73 Tremont Street, Boston, Massachusetts 02108, serves as the Sub-Administrator to the Funds pursuant to a Mutual Funds Service Agreement (the "Sub-Agreement") between Chase and MAM. Subject to the control, direction and supervision of MAM and the Trust, Chase assists MAM in providing administrative services to the Funds. As compensation for the services rendered pursuant to the Sub-Agreement, MAM pays Chase an annual sub-administrative fee based upon a percentage of the average net assets in the aggregate of the Trust and The Montgomery Funds and The Montgomery Funds II. The sub-administrative fee is paid monthly for the month or portion of the month Chase assists MAM in providing administrative services to the Funds. This fee is based on all assets of the Trust and related trusts or funds and is equal to an annual rate of 0.01625% of the first $3 billion, plus 0.01125% of the next $2 billion and 0.0075% of amounts over $5 billion. The sub-administrative fee paid to Chase is paid from the administrative fees paid to MAM by the Funds.

        Chase also serves as Fund Accountant to the Trust pursuant to Mutual Funds Service Agreements ("Fund Accounting Agreement") entered into between the Trust and Chase on May 3, 1999. By entering into the Fund Accounting Agreement, Chase also succeeds First Data Corporation as Fund Accountant to the Trust. As Fund Accountant, Chase provides the Trust with various services, including, but are not limited to: (i) maintaining the books and records for the Funds' assets, (ii) calculating net asset values of the Funds, (iii) accounting for dividends and distributions made by the Funds, and
(iv) assisting the Funds' independent auditors with respect to the annual audit. This fee is based on all assets of the Trust and related trusts or funds and is equal to an annual rate of 0.04875% of the first $3 billion, plus 0.03375% of the next $2 billion and 0.0225% of amounts over $5 billion.

        The table below provides information on the administrative and accounting fees paid over the past three fiscal years.

--------------------------------------------------------------------------------
                                         Administrative/Accounting Fees Paid
                                             for year ended December 31,
                                      ------------------------------------------
Fund                                       2001           2000          1999
--------------------------------------------------------------------------------
Growth Fund                              $ 7,688         $9,727       $10,805
--------------------------------------------------------------------------------
Emerging Markets Fund                    $38,466        $57,100       $48,245
--------------------------------------------------------------------------------

                       EXECUTION OF PORTFOLIO TRANSACTIONS

        In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Agreement, the Manager determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Fund's portfolio transactions, subject to the instructions of, and review by, that Fund and its Board. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or a Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

        The Emerging Markets Fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. A Fund purchasing ADRs and EDRs may purchase those listed on stock exchanges or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest may be traded in the over-the-counter markets.

        Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

        In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by a Funds, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

        Provided the Trust's officers are satisfied that the Funds are receiving the most favorable price and execution available, the Manager may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the NASD Regulation, Inc.

        While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research, and statistical services to the Funds or to the Manager, even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by that Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to that Fund or assist the Manager in carrying out its responsibilities to that Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Funds. The Board reviews all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Funds.

        Investment decisions for a Fund are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Funds and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Funds and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

        To the extent any of the Manager's client accounts and a Fund seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small-cap stock), that Fund may not be able to acquire as large a portion of such security as it desires or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold, and other factors deemed relevant by the Manager. In many cases, a Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for that Fund.

        The Manager's sell discipline for investments in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon.

        For each Fund, sell decisions at the country level are dependent on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

        At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

        For the year ended December 31, 2001, the Funds' total securities transactions generated commissions of $826,224, of which $2,700 was paid to Banc of America Securities, LLC (formerly named Nationsbanc Montgomery Securities, which, in turn, was formerly named Montgomery Securities). For the year ended December 31, 2000, the Funds' total securities transactions generated commissions of $1,292,922, of which $152 was paid to Banc of America Securities, LLC. For the year ended December 31, 1999, the Funds' total securities transactions generated commissions of $1,264,177, of which $989 was paid to Banc of America Securities, LLC. For the three fiscal years ended December 31, 2001, the Funds securities transactions generated commissions of:

--------------------------------------------------------------------------------
                                  Commissions for the fiscal year ended:
--------------------------------------------------------------------------------
                               December 31,     December 31,     December 31,
Fund                               2001            2000            1999
--------------------------------------------------------------------------------
Growth Fund                      $70,087          $89,973         $75,116
--------------------------------------------------------------------------------
Emerging Markets Fund           $756,137       $1,202,949       $1,189,061
--------------------------------------------------------------------------------

        The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Funds. However, brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Funds for their customers.

        Depending on the Manager's view of market conditions, a Fund may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Fund may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

        The Trust reserves the right in its sole discretion to (i) suspend the continued offering of its Funds' shares, and (ii) reject purchase orders in whole or in part when, in the judgment of the Manager, such suspension or rejection is in the best interest of a Fund.

        When in the judgment of the Manager it is in the best interests of a Fund, an investor may purchase shares of that Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable (e.g., the Fund will not acquire restricted securities), their acquisition is consistent with that Fund's investment objective and policies, and the tendered securities are otherwise acceptable to that Fund's Manager. Such securities are acquired by that Fund only for the purpose of investment and not for resale. For the purposes of sales of shares of that Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of that Fund are valued for the purpose of calculating the net asset value of that Fund's shares. A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund's shares acquired by the shareholder.

        Payments to shareholders for shares of a Fund redeemed directly from that Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Fund's Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by a Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

        The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Funds may make payment partly in their portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Funds pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

        The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

                        DETERMINATION OF NET ASSET VALUE

        The net asset value per share of a Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

        As noted in the Prospectuses, the net asset value of shares of the Funds generally will be determined at least once daily as of 4:00 P.M., Eastern time, (or earlier when trading closes earlier) on each day the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The national bank holidays, in addition to New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas, include Columbus Day and Veterans Day. The Funds may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially per-share net asset value.

        Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of that Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

        Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board.

        The Funds' securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

        Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

        Corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed fixed-income securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield-to-maturity information.

        An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board.

        If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trust's Pricing Committee determine their fair value, following procedures approved by the Board. The Board periodically reviews such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

        Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

        All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                             PERFORMANCE INFORMATION

        As noted in the Prospectuses, the Funds may, from time to time and in accordance with applicable law, quote various performance figures in advertisements and other communications to illustrate their past performance.

        Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                               P(1 + T)(n) = ERV

        Where:        P    =   a hypothetical initial payment of $1,000.

                      T    =   average annual total return.

                      n    =   number of years.

                      ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of each respective period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

        Aggregate Total Return. A Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula:

                               ERV - P
                               -------
                                  P

        Where:        P    =   a hypothetical initial payment of $1,000.

                      ERV  =   Ending Redeemable Value of a hypothetical
                               $1,000 investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

        Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing that Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

        The average annual total return for each Fund for the periods indicated was as follows:

 -------------------------------------------------------------------------------
                                                                 INCEPTION*
                          YEAR ENDED        5-YEARS ENDED         THROUGH
 FUND                  DECEMBER 31, 2001   DECEMBER 31, 2001   DECEMBER 31, 2001
 -------------------------------------------------------------------------------
 Growth Fund               -20.75%              2.87%                6.70%
 -------------------------------------------------------------------------------
 Emerging Markets Fund      -6.96%             -7.41%               -5.25%
 -------------------------------------------------------------------------------

* The dates of inception (i.e., start of operations) for the Funds are as follows: February 9, 1996 for the Growth Fund and February 2, 1996 for the Emerging Markets Fund.

        Comparisons. To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements and other materials regarding the Funds may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. Publications, indices and averages, including but not limited to the following, may be used in a discussion of a Fund's performance or the investment opportunities it may offer:

        a) Standard & Poor's 500 Composite Stock Index, one or more of the Morgan Stanley Capital International Indices, and one or more of the International Finance Corporation Indices.

        b) Lipper Mutual Fund Performance Analysis--A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

        c) Other indices--including Consumer Price Index, Ibbotson, Micropal, CNBC/Financial News Composite Index, MSCI EAFE Index (Morgan Stanley Capital International, Europe, Australasia, Far East Index -- a capitalization-weighted index that includes all developed world markets except for those in North America), Datastream, Worldscope, NASDAQ, Russell 2000, and IFC Emerging Markets Database.

        In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Funds.

        In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Funds to calculate their figures.

        The Funds may also publish their relative rankings as determined by independent mutual fund ranking services like Lipper Analytical Services, Inc., VARDS, and Morningstar, Inc.

        Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what a investor's total return may be in any future period.

        Reasons to Invest in the Funds. From time to time the Funds may publish or distribute information and reasons supporting the Manager's belief that a particular Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Bloomberg, Morningstar, Barings, WEFA, consensus estimates, Datastream, Micropal, I/B/E/S Consensus Forecast, Worldscope, and Reuters as well as both local and international brokerage firms. For example, the Funds may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports, and/or economic growth. The Funds may, by way of further example, present a region as possessing the fastest growing economies and may also present projected gross domestic product (GDP) for selected economies.

        Research. The Manager has developed its own tradition of intensive research and has made intensive research one of the important characteristics of The Montgomery Funds style.

        The portfolio managers for the Funds work extensively on developing an in-depth understanding of particular foreign markets and particular companies. They very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets countries.

        Extensive research into companies that are not well known--discovering new opportunities for investment--is a theme that may be used for the Funds.

        In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market. The growth equity team, for example, has developed its own strategy for analyzing the growth potential of U.S. companies, often large, well-known companies.

        From time to time, advertising and sales materials for the Montgomery Funds may include biographical information about portfolio managers as well as commentary by portfolio managers regarding investment strategy, asset growth, current or past economic, political or financial conditions that may be of interest to investors.

        Also, from time to time, the Manager may refer to its quality and size, including references to its total assets under management (as of March 31, 2002, over $7.6 billion for retail and institutional investors) and total number of investors (as of March 31, 2002, around 150,000).

                               GENERAL INFORMATION

        Investors in the Funds will be informed of the Funds' progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the organization of the Trust have been assumed by the Emerging Markets Fund and the Growth Fund. Expenses incurred in connection with the establishment and registration of shares of each Fund constituting the Trust as separate series of the Trust have been assumed by each respective Fund, and are being amortized over a period of five years commencing with their respective dates of inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by certain Funds and to be reimbursed for such expenses after commencement of those Funds' operations. Investors purchasing shares of a Fund bear such expenses only as they are amortized daily against that Funds' investment income.

        As noted above, The Chase Manhattan Bank (the "Custodian") acts as custodian of the securities and other assets of the Funds. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.

        DST Systems, Inc., 333 West 11th Street, Kansas City, Missouri 64105, is the Funds' Master Transfer Agent and Paying Agent.

        PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, is the independent accountant for the Funds.

        The validity of shares offered hereby has been passed on by Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, San Francisco, California 94105.

        Among the Board's powers enumerated in the Agreement and Declaration of Trust is the authority to terminate the Trust or any series of the Trust or to merge or consolidate the Trust or one or more of its series with another trust or company without the need to seek shareholder approval of any such action.

        As of March 31, 2002, to the knowledge of the Funds, the following shareholders owned of record 5% or more of the outstanding shares of the respective Funds as indicated below:

--------------------------------------------------------------------------------
NAME OF FUND/NAME AND ADDRESS OF            NUMBER OF        PERCENT OF SHARES
RECORD OWNER                              SHARES OWNED
--------------------------------------------------------------------------------
Montgomery Variable Series:
Growth Fund
Travelers Life & Annuity Company          370,419.0380              29.39%
Travelers Sep Acct. TM2 for Variable
Annuities of Travelers Ins. Co.
Attn: Shareholder Accounting 6 MS
1Tower Square
Hartford, CT 06183-0003
--------------------------------------------------------------------------------
Great West Life & Annuity Ins. Co.        442,652.4340              35.12%
c/o Benefitscorp Equities Inc.
Class 1
8515 E. Orchard Road
Englewood, CO 80111-5017
--------------------------------------------------------------------------------
Peoples Benefit Life Ins. Co.             118,098.7240               9.37%
Class 1
4333 Edgewood Road NE
Cedar Rapids, IA 52499-00001
--------------------------------------------------------------------------------
Peoples Benefit Life Ins. Co.             131,289.3760              10.42%
c/o Advisors Edge Select
4333 Edgewood Road NE
Cedar Rapids, IA 52499-00001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME OF FUND/NAME AND ADDRESS OF            NUMBER OF        PERCENT OF SHARES
RECORD OWNER                              SHARES OWNED
--------------------------------------------------------------------------------
Montgomery Variable Series:
Emerging Markets Fund
American Skandia Life                    14,595,020.3350          88.39%
Assurance Corp.
Class 1
1 Corporate Dr., Fl. 10
Shelton, CT 06484-6208
--------------------------------------------------------------------------------

        As of March 31, 2002, the Trustees and affiliated officers of the Trust, as a group, owned less than 1% of the outstanding shares of each Fund.

        The Trust is registered with the SEC as a non-diversified management investment company, although each Fund is a diversified series of the Trust. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS

        Audited financial statements for the relevant periods ended December 31, 2001, for the Montgomery Variable Series: Growth Fund and the Montgomery Variable Series: Emerging Markets Fund as contained in the Annual Report to Shareholders of such Funds for the fiscal year ended December 31, 2001 (the "Report"), are incorporated herein by reference to the Report.

                                    Appendix

        Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("Moody's"), Fitch Investors Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff & Phelps").

Standard & Poor's Rating Group
------------------------------

Bond Ratings

        AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

        A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

        BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

        BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

        CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

        CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

        C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

        D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

        S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Ratings

        An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

        A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

        A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

        A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

        B Issues carrying this designation are regarded as having only speculative capacity for timely payment.

        C This designation is assigned to short-term obligations with doubtful capacity for payment.

        D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc.
-------------------------------

Bond Ratings

        Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

        Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

        B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Ratings

        The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

        Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

        Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Investors Service, L.P.
-----------------------------

Bond Ratings

        The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

        AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

        AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

        A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

        BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

        B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

        CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

        CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

        C Bonds rated C are in imminent default in payment of interest or principal.

        DDD, DD and D    Bonds rated DDD, DD and D are in actual default of
               interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

        Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short-Term Ratings

        Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

        Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

        F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

        F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

        F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

        F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

        F-S Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

        D Default. Issues assigned this rating are in actual or imminent payment default.

Duff & Phelps Credit Rating Co.
-------------------------------

Bond Ratings

        AAA Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

        AA Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

        A Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

        BBB Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

        BB Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

        B Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

        CCC Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

        DD Defaulted debt obligations. Issuer has failed to meet scheduled principal and/or interest payments.

        Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Ratings

        Duff-1 The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

        Duff-2 Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

        Duff-3 Paper rated Duff-3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

        Duff-4 Paper rated Duff-4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

        Duff-5 Paper rated Duff-5 is in default. The issuer has failed to meet scheduled principal and/or interest payment.

                     ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

                     ---------------------------------------------------

                            THE MONTGOMERY FUNDS III
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------



Item 23. Exhibits

(a) Agreement and Declaration of Trust, dated August 16, 1994, as incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement as filed with the Commission on April 15, 1999 ("Post-Effective Amendment No. 9").

(b) By-Laws, dated August 16, 1994, is incorporated by reference to Post-Effective Amendment No. 9.

(c)      Instruments Defining Rights of Security Holder--Not applicable.

(d) Investment Advisory Contract, dated July 31, 1997, is incorporated by reference to Post-Effective Amendment No. 9.

(e)      Form of Underwriting Agreement - Not applicable.

(f)      Bonus or Profit Sharing Contracts - Not applicable.

(g) Form of Custody Agreement is incorporated by reference to Post-Effective Amendment No. 9.

(h)      Other Material Contracts:

         (1) Form of Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 9.

         (2) Form of Participation Agreement is incorporated by reference to Post-Effective Amendment No. 9.

(i)      Opinion of Counsel as to legality of shares - filed herewith.

(j)      Other Opinions - Independent Auditors' Consent - filed herewith.

(k)      Omitted Financial Statements - Not applicable.

(l) Initial Capital Agreement - Letter of Understanding Regarding Initial Shares, dated April 7, 1995, is incorporated by reference to Post-Effective Amendment No. 9.

(m)      Rule 12b-1 Plan - Not applicable.

(n)      Financial Data Schedule - Not applicable.

(o)      Rule 18f-3 Plan - Not applicable.

(p) Codes of Ethics are incorporated by reference to Post-Effective Amendment No. 10.

Item 24. Persons Controlled by or Under Common Control with the Fund

         Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, of The Montgomery Funds, a Massachusetts business trust, and of The Montgomery Funds II, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in

Frankfurt, Germany. The Registrant, The Montgomery Funds and The Montgomery Funds II are deemed to be under the common control of each of those two entities.

Item 25. Indemnification

         Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

         Effective July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to the current investment manager, Montgomery Asset Management, LLC ("MAM, LLC"), a subsidiary of Commerzbank AG Information about the officers and directors of MAM, LLC is provided below. The address for the following persons is 101 California Street, San Francisco, California 94111.

         F. Scott Tuck          Chairman and Chief Executive Officer of MAM, LLC
         Mark B. Geist          Vice Chairman of MAM, LLC
         William Stevens        President of MAM, LLC
         James E. Klescewski    Vice President and Treasurer of MAM, LLC
         Dana E. Schmidt        Vice President and Secretary of MAM, LLC

         The following directors of MAM, LLC also are officers of Commerzbank AG. The address for the following persons is Kaiserplatz, 60261 Frankfurt am Main, Germany.

         Klaus Patig            Director of MAM, LLC
         Dr. Friedrich Schmitz  Director of MAM, LLC

Item 27. Principal Underwriter

(a)     Not Applicable.

(b)     Not Applicable.

(c)     Not Applicable.

Item 28. Location of Accounts and Records.

         The accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9),
(10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 29. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings.

         (a)    Not applicable.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to shareholders, upon request and without charge.

         (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the 1933 Act, and that the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 22nd day of April, 2002.


                                            THE MONTGOMERY FUNDS III



                                            By:    George A. Rio*
                                                   --------------
                                                   George A. Rio
                                                   President and Principal
                                                   Executive Officer;
                                                   Treasurer and Principal
                                                   Financial and Accounting
                                                   Officer



        Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


George A. Rio*                 President and                     April 22, 2002
--------------                 Principal Executive Officer,
George A. Rio                  Treasurer and Principal
                               Financial and Accounting
                               Officer


R. Stephen Doyle *             Chairman of the                   April 22, 2002
------------------             Board of Trustees
R. Stephen Doyle


F. Scott Tuck *                Trustee                           April 22, 2002
---------------
F. Scott Tuck


Andrew Cox *                   Trustee                           April 22, 2002
------------
Andrew Cox


Cecilia H. Herbert *           Trustee                           April 22, 2002
--------------------
Cecilia H. Herbert


John A. Farnsworth *           Trustee                           April 22, 2002
--------------------
John A. Farnsworth


* By:   /s/ Julie Allecta
        -----------------
        Julie Allecta, Attorney-in-Fact
        pursuant to Powers of Attorney filed with this Post-Effective Amendment No. 12.